DEAN WITTER GLOBAL UTILITIES FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                   10048
LETTER TO THE SHAREHOLDERS

DEAR SHAREHOLDER:

The six-month period ended August 31, 1995, proved favorable for the global utilities markets. Assisted by slowing but positive economies around the world, non-U.S. utility stocks, telecommunications and electrics in particular, rallied. International telecommunications continued to be a growth industry, while the emerging markets improved from their lows posted at the beginning of the reporting period. In the United States, telephone stocks performed well, but lagged the overall stock market, which scaled new heights. U.S. electric utility stock prices were relatively unchanged during the six-month period.

PERFORMANCE AND PORTFOLIO COMPOSITION

During the six-month period ended August 31, 1995, Dean Witter Global Utilities Fund produced a total return of 11.79 percent, compared with a return of 12.41 percent for the broad-based Morgan Stanley Capital International World Index (MSCI Index). The MSCI World Index incorporates stocks of all industries including the utilities industry. During the reporting period, the Fund continued to distribute quarterly income dividends of $0.04 per share.

On August 31, 1995, the Fund's equity holdings, which represented 84 percent of the portfolio's total assets, were diversified among several sectors. Telecommunications accounted for 63 percent of total equity holdings, electric utilities represented 24 percent and gas/water and other utilities-related companies accounted for 13 percent. The Fund's telecommunications holdings included telephone operating, cellular, equipment and cable television companies. The remaining 16 percent of the Fund's assets were invested in cash equivalents.

Geographically, the Fund's equity holdings were spread among Europe (40 percent), United States (34 percent), Pacific (19 percent) and Latin America/Canada (7 percent). Included among the Funds' largest holdings are Nokia AB (Finland), AT&T Corp. (United States), Telecom Corp. of New Zealand Ltd. (New Zealand) and Veba AG (Germany).

DEAN WITTER GLOBAL UTILITIES FUND
LETTER TO THE SHAREHOLDERS, CONTINUED

LOOKING AHEAD

We believe the global markets are in a coordinated period of economic growth, a factor we consider positive for global utilities. Growth is proving to be moderate with low inflation, a scenario which is particularly favorable for utility stocks. The telecommunications sector continues to undergo a revolution around the world, with innovation in services leading to increased volume usage. Non-U.S. countries are attempting to close the gap with the United States in usage of telecommunications, while electric utilities and water companies outside the U.S. have a combination of reasonable valuations and good growth rates. We believe the Fund is well positioned to capitalize on this worldwide infrastructure development.

We appreciate your support of Dean Witter Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

             [LOGO]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1995 (UNAUDITED)

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                COMMON AND PREFERRED STOCKS (83.7%)
                ARGENTINA (1.4%)
                NATURAL GAS - DISTRIBUTION
       105,000  Metrogas S.A. (ADR).............  $       984,375
                                                  ---------------
                TELECOMMUNICATIONS
       497,000  Telecom Argentina S.A...........        2,197,839
                                                  ---------------
                UTILITIES - ELECTRIC
       499,000  Central Puerto S.A. (Class B)...        1,922,111
                                                  ---------------

                TOTAL ARGENTINA.................        5,104,325
                                                  ---------------

                AUSTRALIA (2.0%)
                UTILITIES - ELECTRIC
     2,120,660  Australian Gas Light Company
                Ltd.............................        7,138,718
                                                  ---------------

                AUSTRIA (1.1%)
                AIRPORT MANAGEMENT
        71,000  Flughafen Wien AG...............        3,877,110
                                                  ---------------
                BRAZIL (0.4%)
                UTILITIES - ELECTRIC
    61,685,000  Companhia Energetica de Minas
                Gerais (Pref.)..................        1,396,470
                                                  ---------------
                CANADA (0.5%)
                NATURAL GAS
       130,000  TransCanada Pipelines Ltd.......        1,790,767
                                                  ---------------
                CHILE (2.0%)
                TELECOMMUNICATIONS
        35,000  Compania Telecomunicacion Chile
                (ADR)...........................        2,555,000
       170,000  Empresas Telex-Chile S.A.
                (ADR)...........................        2,040,000
                                                  ---------------
                                                        4,595,000
                                                  ---------------
                UTILITIES - ELECTRIC
        91,000  Enersis S.A. (ADR)..............        2,309,125
                                                  ---------------

                TOTAL CHILE.....................        6,904,125
                                                  ---------------

                CHINA (0.5%)
                UTILITIES - ELECTRIC
       214,000  Shandong Huaneng Power Co., Ltd.
                (ADR)...........................        1,792,250
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                DENMARK (3.0%)
                AIRPORT MANAGEMENT
        47,000  Kobenhavns Lufthavne AS.........  $     3,426,137
                                                  ---------------
                TELECOMMUNICATIONS
       135,500  Tele Danmark AS (B Shares)......        7,116,547
                                                  ---------------

                TOTAL DENMARK...................       10,542,684
                                                  ---------------

                FINLAND (2.5%)
                TELECOMMUNICATIONS
       130,000  Nokia AB (Series K).............        8,988,431
                                                  ---------------

                FRANCE (1.5%)
                WATER
        51,157  Compagnie Generale des Eaux.....        5,419,131
                                                  ---------------

                GERMANY (5.8%)
                ELECTRICAL EQUIPMENT
        10,500  Siemens AG......................        5,353,812
                                                  ---------------
                MACHINERY - DIVERSIFIED
        25,700  Mannesmann AG...................        8,116,896
                                                  ---------------
                UTILITIES - ELECTRIC
       186,000  Veba AG.........................        7,119,896
                                                  ---------------

                TOTAL GERMANY...................       20,590,604
                                                  ---------------

                HONG KONG (2.2%)
                TELECOMMUNICATIONS
     6,000,000  ABC Communications Holdings
                Ltd.............................        1,511,687
                                                  ---------------
                UTILITIES - ELECTRIC
     1,430,000  Consolidated Electric Power Asia
                Ltd.............................        2,946,949
       950,000  Hong Kong Electric Holdings
                Ltd.............................        3,295,670
                                                  ---------------
                                                        6,242,619
                                                  ---------------

                TOTAL HONG KONG.................        7,754,306
                                                  ---------------

                INDONESIA (1.3%)
                TELECOMMUNICATIONS
       130,000  PT Indonesia Satellite Corp.
                (ADR)...........................        4,566,250
                                                  ---------------

                ITALY (1.3%)
                TELECOMMUNICATIONS
     1,466,000  Telecom Italia Mobile SpA.......        2,155,670
     1,466,000  Telecom Italia SpA..............        2,353,363
                                                  ---------------

                TOTAL ITALY.....................        4,509,033
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                JAPAN (5.0%)
                TELECOMMUNICATIONS
           250  DDI Corp........................  $     2,122,302
           825  Nippon Telegraph & Telephone
                Corp............................        7,495,375
                                                  ---------------
                                                        9,617,677
                                                  ---------------
                TELECOMMUNICATIONS EQUIPMENT
        70,000  Kyocera Corp....................        6,215,827
       132,000  Sumitomo Electric...............        1,722,919
                                                  ---------------
                                                        7,938,746
                                                  ---------------
                TOTAL JAPAN.....................       17,556,423
                                                  ---------------
                MALAYSIA (1.0%)
                TELECOMMUNICATIONS
       714,000  Technology Resource Industries
                Berhad..........................        1,832,237
       260,000  Telekom Malaysia Berhad.........        1,824,379
                                                  ---------------

                TOTAL MALAYSIA..................        3,656,616
                                                  ---------------
                MEXICO (1.5%)
                TELECOMMUNICATIONS
       124,000  Grupo Iusacell S.A. de C.V.
                (Series L) (ADR)................        1,689,500
       112,000  Telefonos de Mexico S.A. de C.V.
                (Series L) (ADR)................        3,668,000
                                                  ---------------

                TOTAL MEXICO....................        5,357,500
                                                  ---------------
                NETHERLANDS (2.1%)
                TELECOMMUNICATIONS
       214,000  Koninklijke PTT Nederlanden.....        7,385,149
                                                  ---------------
                NEW ZEALAND (2.1%)
                TELECOMMUNICATIONS
     1,880,000  Telecom Corp. of New Zealand
                Ltd.............................        7,480,576
                                                  ---------------

                NORWAY (0.3%)
                TELECOMMUNICATIONS EQUIPMENT
        36,000  Nera AS.........................        1,167,264
                                                  ---------------

                PHILIPPINES (0.7%)
                TELECOMMUNICATIONS
        36,500  Philippine Long Distance
                Telephone Co. (ADR).............        2,294,938
                                                  ---------------

                PORTUGAL (0.9%)
                TELECOMMUNICATIONS
       184,000  Portugal Telecom S.A............        3,340,293
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                SOUTH KOREA (1.5%)
                UTILITIES - ELECTRIC
       230,000  Korea Electric Power Corp.
                (ADR)...........................  $     5,261,250
                                                  ---------------

                SPAIN (4.0%)
                TELECOMMUNICATIONS
       485,000  Telefonica de Espana S.A........        6,580,208
                                                  ---------------
                UTILITIES - ELECTRIC
       144,600  Empresa Nacional de Electridad
                S.A.............................        7,512,737
                                                  ---------------

                TOTAL SPAIN.....................       14,092,945
                                                  ---------------

                SWEDEN (1.7%)
                ELECTRICAL EQUIPMENT
       284,000  Ericsson (L.M.) Telephone Co. AB
                (Series "B" Free)...............        6,071,703
                                                  ---------------

                SWITZERLAND (2.4%)
                MULTI-INDUSTRY
         8,035  BBC Brown Boveri AG.............        8,499,779
                                                  ---------------

                UNITED KINGDOM (6.9%)
                NATURAL GAS
     1,052,000  British Gas PLC.................        4,518,219
                                                  ---------------
                TELECOMMUNICATIONS
        90,000  Nynex CableComms Group (ADR)....        1,620,000
     1,270,000  Telewest Communications.........        3,052,159
     1,977,073  Vodafone Group PLC..............        8,123,447
                                                  ---------------
                                                       12,795,606
                                                  ---------------
                UTILITIES - ELECTRIC
       450,000  Powergen PLC....................        4,081,691
       240,240  Yorkshire Electricity...........        3,084,235
                                                  ---------------
                                                        7,165,926
                                                  ---------------

                TOTAL UNITED KINGDOM............       24,479,751
                                                  ---------------

                UNITED STATES (28.1%)
                ELECTRONICS - SEMICONDUCTORS/COMPONENTS
        98,000  Motorola, Inc...................        7,325,500
                                                  ---------------
                NATURAL GAS
       160,000  Enron Corp......................        5,380,000
       100,000  Tenneco Inc.....................        4,850,000
                                                  ---------------
                                                       10,230,000
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                TELECOMMUNICATIONS
        85,000  Ameritech Corp..................  $     4,356,250
        80,000  Bell Atlantic Corp..............        4,780,000
        80,000  BellSouth Corp..................        5,500,000
       175,000  GTE Corp........................        6,409,375
       120,000  NYNEX Corp......................        5,400,000
       135,000  SBC Communications, Inc.........        6,834,375
       125,000  U.S. West, Inc..................        5,437,500
                                                  ---------------
                                                       38,717,500
                                                  ---------------
                TELECOMMUNICATIONS - LONG DISTANCE
       120,000  AT&T Corp.......................        6,780,000
       280,000  MCI Communications Corp.........        6,720,000
       160,000  Sprint Corporation..............        5,680,000
        60,000  WorldCom, Inc...................        2,017,500
                                                  ---------------
                                                       21,197,500
                                                  ---------------
                UTILITIES - ELECTRIC
       205,000  CMS Energy Corp.................        5,048,125
       110,000  Duke Power Company..............        4,468,750
       155,000  Pacific Gas & Electric
                Company.........................        4,456,250
       175,000  SCE Corp........................        2,909,375
       225,000  Southern Company................        4,753,125
                                                  ---------------
                                                       21,635,625
                                                  ---------------

                TOTAL UNITED STATES.............       99,106,125
                                                  ---------------
                TOTAL COMMON AND PREFERRED
                STOCKS
                (IDENTIFIED COST
                $273,637,219)...................      296,124,516
                                                  ---------------

  PRINCIPAL
    AMOUNT
 IN THOUSANDS                                          VALUE
-----------------------------------------------------------------

                SHORT-TERM INVESTMENTS (16.8%)
                COMMERCIAL PAPER (a) (13.4%)
                AUTOMOTIVE FINANCE
$       11,500  Ford Motor Credit Co. 5.74% due
                09/06/95........................       11,490,832
                                                  ---------------
                INDUSTRIALS
        10,000  General Electric Co.
                5.73% due 09/25/95..............        9,961,800
                                                  ---------------
                OFFICE EQUIPMENT
        14,000  IBM Credit Corp.
                5.75% due 09/18/95..............       13,961,986
        12,000  Xerox Credit Corp.
                5.73% due 09/11/95..............       11,980,900
                                                  ---------------
                                                       25,942,886
                                                  ---------------
                TOTAL COMMERCIAL PAPER
                (AMORTIZED COST $47,395,518)....       47,395,518
                                                  ---------------

  PRINCIPAL
    AMOUNT
 IN THOUSANDS                                          VALUE
-----------------------------------------------------------------

                U.S. GOVERNMENT AGENCY (a) (3.3%)
$       11,500  Federal Home Loan Banks 5.70%
                due 09/01/95
                (Amortized Cost $11,500,000)....  $    11,500,000
                                                  ---------------

                REPURCHASE AGREEMENT (0.1%)
           236  The Bank of New York 5.8125% due
                09/01/95 (dated 08/31/95;
                proceeds $236,091;
                collateralized by $291,614
                Federal Mortgage Association
                Corp. 6.337% due 08/25/23 valued
                at $247,927) (Identified Cost
                $236,053).......................          236,053
                                                  ---------------

                TOTAL SHORT-TERM INVESTMENTS
                (IDENTIFIED COST $59,131,571)...       59,131,571
                                                  ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$332,768,790) (B)...........      100.5%   355,256,087

LIABILITIES IN EXCESS OF
OTHER ASSETS................       (0.5)    (1,741,916)
                                  -----   ------------

NET ASSETS..................      100.0%  $353,514,171
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $332,768,790; the aggregate gross unrealized appreciation is $34,581,089 and the aggregate gross unrealized depreciation is $12,093,792, resulting in net unrealized appreciation $22,487,297.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST 31, 1995:

                                          UNREALIZED
CONTRACTS TO        IN        DELIVERY   APPRECIATION/
  DELIVER      EXCHANGE FOR     DATE    (DEPRECIATION)
-------------------------------------------------------
US$503,854     DKK 2,879,525  09/01/95      $1,947
US$506,099      NLG  838,489  09/01/95       3,241
US$340,211       MYR 848,317  09/06/95         (68)
US$401,536     MYR 1,003,680  09/08/95         902
US$354,697       MYR 886,600  09/08/95         796
                                            ------
      Net unrealized appreciation.....      $6,818
                                            ------
                                            ------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
SUMMARY OF INVESTMENTS AUGUST 31, 1995 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS
------------------------------------------------------------------
Airport Management......................  $  7,303,247      2.1%
Automotive Finance......................    11,490,832      3.3
Electrical Equipment....................    11,425,515      3.2
Electronics -
  Semiconductors/Components.............     7,325,500      2.1
Industrials.............................     9,961,800      2.8
Machinery - Diversified.................     8,116,896      2.3
Multi-Industry..........................     8,499,779      2.4
Natural Gas.............................    16,538,986      4.7
Natural Gas - Distribution..............       984,375      0.3
Office Equipment........................    25,942,886      7.3
Repurchase Agreement....................       236,053      0.1
Telecommunications......................   130,710,850     37.0
Telecommunications - Equipment..........     9,106,010      2.5
Telecommunications - Long Distance......    21,197,500      6.0
U.S. Government Agency..................    11,500,000      3.3
Utilities - Electric....................    69,496,727     19.6
Water...................................     5,419,131      1.5
                                          ------------    -----
                                          $355,256,087    100.5%
                                          ------------    -----
                                          ------------    -----

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS
------------------------------------------------------------------
Common Stocks...........................  $294,728,046     83.3%
Preferred Stock.........................     1,396,470      0.4
Short-Term Investments..................    59,131,571     16.8
                                          ------------    -----
                                          $355,256,087    100.5%
                                          ------------    -----
                                          ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $332,768,790)............................  $355,256,087
Receivable for:
    Dividends...............................................       470,057
    Shares of beneficial interest sold......................       358,915
    Foreign withholding taxes reclaimed.....................       150,537
Deferred organizational expenses............................       134,418
Prepaid expenses and other assets...........................        44,894
                                                              ------------

     TOTAL ASSETS...........................................   356,414,908
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     2,114,215
    Plan of distribution fee................................       281,495
    Shares of beneficial interest repurchased...............       237,669
    Investment management fee...............................       195,091
Accrued expenses and other payables.........................        72,267
                                                              ------------

     TOTAL LIABILITIES......................................     2,900,737
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   326,577,865
Net unrealized appreciation.................................    22,478,763
Accumulated undistributed net investment income.............     1,598,876
Accumulated undistributed net realized gain.................     2,858,667
                                                              ------------

     NET ASSETS.............................................  $353,514,171
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  32,526,887 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $10.87
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $454,196 foreign withholding tax).........  $ 4,447,106
Interest....................................................    2,787,364
                                                              -----------

     TOTAL INCOME...........................................    7,234,470
                                                              -----------

EXPENSES
Plan of distribution fee....................................    1,691,888
Investment management fee...................................    1,130,878
Transfer agent fees and expenses............................      271,216
Custodian fees..............................................       57,408
Professional fees...........................................       45,791
Shareholder reports and notices.............................       41,323
Registration fees...........................................       27,917
Organizational expenses.....................................       17,180
Trustees' fees and expenses.................................       10,958
Other.......................................................        3,137
                                                              -----------

     TOTAL EXPENSES.........................................    3,297,696
                                                              -----------

     NET INVESTMENT INCOME..................................    3,936,774
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................    2,897,330
    Foreign exchange transactions...........................       (4,951)
                                                              -----------

     TOTAL GAIN.............................................    2,892,379
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   31,428,992
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................      (10,822)
                                                              -----------

     TOTAL APPRECIATION.....................................   31,418,170
                                                              -----------

     NET GAIN...............................................   34,310,549
                                                              -----------

NET INCREASE................................................  $38,247,323
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED             FOR THE PERIOD
                                                               AUGUST 31, 1995     MAY 31, 1994* THROUGH
                                                                 (UNAUDITED)         FEBRUARY 28, 1995
--------------------------------------------------------------------------------------------------------

INCREASE (DECREASE)IN NET ASSETS:

OPERATIONS:
Net investment income.......................................     $  3,936,774          $  4,091,207
Net realized gain (loss)....................................        2,892,379               (15,376)
Net change in unrealized
  appreciation/depreciation.................................       31,418,170            (8,939,407)
                                                              ------------------   ---------------------

     NET INCREASE (DECREASE)................................       38,247,323            (4,863,576)
                                                              ------------------   ---------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................       (2,671,586)           (3,774,471)
Net realized gain...........................................           (1,384)            --
                                                              ------------------   ---------------------

     TOTAL..................................................       (2,672,970)           (3,774,471)
                                                              ------------------   ---------------------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (19,659,926)          346,137,791
                                                              ------------------   ---------------------

     TOTAL INCREASE.........................................       15,914,427           337,499,744

NET ASSETS:
Beginning of period.........................................      337,599,744               100,000
                                                              ------------------   ---------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $1,598,876 AND $333,688, RESPECTIVELY)..................     $353,514,171          $337,599,744
                                                              ------------------   ---------------------
                                                              ------------------   ---------------------

---------------------

  *    Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On February 24, 1994, the Fund issued 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American Stock Exchange or other domestic or foreign stock exchanges is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income is recorded on the ex-dividend date except with respect for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily and includes accretion of discounts on certain short-term securities.

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

G. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $175,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized by the Fund on the straight line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended August 31, 1995, it received approximately $624,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1995 aggregated $71,033,578 and $12,466,133, respectively.

For the six months ended August 31, 1995, the Fund incurred brokerage commissions of $18,250 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $51,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                    FOR THE PERIOD MAY 31,
                                                                     FOR THE SIX MONTHS ENDED     1994* THROUGH FEBRUARY 28,
                                                                         AUGUST 31, 1995                     1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    2,082,534   $   21,773,730    37,349,295   $375,264,971
Reinvestment of dividends and distributions......................      234,513        2,392,045       340,265      3,390,729
                                                                   -----------   --------------   -----------   ------------
                                                                     2,317,047       24,165,775    37,689,560    378,655,700
Repurchased......................................................   (4,238,494)     (43,825,701)   (3,251,226)   (32,517,909)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)..........................................   (1,921,447)  $  (19,659,926)   34,438,334   $346,137,791
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
*    Commencement of operations.

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

At August 31, 1995, there were no outstanding forward contracts other than those used to facilitate settlement of foreign currency denominated portfolio transactions.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE SIX       FOR THE PERIOD
                                                                          MONTHS ENDED        MAY 31, 1994*
                                                                         AUGUST 31, 1995    THROUGH FEBRUARY
                                                                           (UNAUDITED)          28, 1995
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $   9.80            $  10.00
                                                                              ------              ------

Net investment income.................................................          0.12                0.13
Net realized and unrealized gain (loss)...............................          1.03               (0.21)
                                                                              ------              ------

Total from investment operations......................................          1.15               (0.08)
                                                                              ------              ------

Less dividends to shareholders from net investment income.............         (0.08)              (0.12)
                                                                              ------              ------

Net asset value, end of period........................................      $  10.87            $   9.80
                                                                              ------              ------
                                                                              ------              ------

TOTAL INVESTMENT RETURN+..............................................         11.79%(1)           (0.87)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          1.92%(2)            1.97% (2)

Net investment income.................................................          2.29%(2)            1.83% (2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $353,514            $337,600

Portfolio turnover rate...............................................             5%(1)               2% (1)

---------------------
*    Commencement of operations.
+    Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES                                         DEAN WITTER
                                                 GLOBAL UTILITIES
Jack F. Bennett                                  FUND
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

[GRAPHIC]

SEMIANNUAL REPORT
AUGUST 31, 1995